                     COHEN & STEERS EQUITY INCOME FUND, INC.

                       CLASS A, CLASS B AND CLASS C SHARES

     SUPPLEMENT DATED FEBRUARY 16, 2000 TO THE PROSPECTUS DATED MAY 1, 1999

The information below replaces the information on pages 3-4 of the Fund's Prospectus in the section "FEES AND EXPENSES OF THE FUND":
-------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
-------------------------------------------------------------------------------

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.


                                           Class A     Class B     Class C
                                           -------     -------     -------
Shareholder Fees (fees paid directly
from your investment):

Maximum sales charge (load) (as a
percentage of offering price)..........     4.50%(1)      0%          0%

Maximum sales charge (load) imposed
on reinvested dividends (and other
distributions).........................        0%         0%          0%


(1) Sales charges are reduced for large purchases.

                                                Class A          Class B             Class C
                                                -------          -------             -------
Maximum deferred sales charge (load) (as
a percentage of original purchase price or
redemption proceeds, whichever is lower).....    0%(2)       5% in 1st year          1% in 1st
                                                             4% in 2nd year            year
                                                          3% in 3rd and 4th years
                                                              2% in 5th year
                                                              1% in 6th year
                                                            None thereafter(3)

Annual Fund Operating Expenses
(expenses that are deducted from fund
assets):

Management Fee........................          0.75%        0.75%       0.75%

Distribution (12b-1) Fees.............          0.25%        0.75%*      0.75%

Service	Fee...........................          0.10%        0.25%       0.25%

Other Expenses**......................          0.50%        0.51%       0.50%
                                                -----        -----       -----

    Total Other Expenses..............          0.85%        1.51%       1.50%
                                                -----        -----       -----

Total Annual Fund Operating Expenses**          1.60%        2.26%        2.25%
                                                -----        -----       -----
                                                -----        -----       -----


--------------------------
   * Until conversion which occurs automatically at the end of the month which precedes the 8th anniversary of the purchase date.

  ** This table has been restated using actual 1999 expense amounts. These amounts do not reflect any waiver of the investment advisory fee or reimbursement of Fund expenses, which were in effect through December 31, 1998.

--------------------------
(2) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following a purchase without a sales charge.

(3) Class B shares of the Fund automatically convert to Class A shares at the end of the month which precedes the 8th anniversary of the purchase date.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                           1        3        5         10
                                         year     years     years     years
                                         ----     -----     -----     -----
Class A shares                           $615    $  962     $1,331     $2,368

Class B shares
   Assuming redemption at the end of
the period............................    743     1,047      1,444      2,482

   Assuming no redemption at the end
of the period.........................    243       748      1,280      2,482

Class C shares
   Assuming redemption at the end of
the period............................    342       745      1,275      2,726

   Assuming no redemption at the end
of the period.........................    242       745      1,275      2,726

                     COHEN & STEERS EQUITY INCOME FUND, INC.

                                 CLASS I SHARES

     SUPPLEMENT DATED FEBRUARY 16, 2000 TO THE PROSPECTUS DATED MAY 1, 1999

The information below replaces the information on page 3 of the Fund's Prospectus in the section "FEES AND EXPENSES OF THE FUND":

-------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
-------------------------------------------------------------------------------

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.


                                                Class A
                                                -------
Shareholder Fees (fees paid directly from        None
        your investment):
   Annual Fund Operating Expenses (expenses
        that are deducted from fund assets):
Management Fee................................. 0.75%
Other Expenses*................................ 0.51%
                                                ----
Total Annual Fund Operating Expenses*.......... 1.26%
                                                ====



--------------------------------
* This table has been restated using actual 1999 expense amounts. These amounts do not reflect any waiver of the investment advisory fee or reimbursement of Fund expenses, which were in effect through December 31, 1998.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



         1       3        5      10
        year   years    years   years
        ----    ----    -----   -----
       $136     $425    $734   $1,613
